2022 Equity Incentive Plan (Details) - Schedule of Fair Value of the Stock Options	6 Months Ended
Jun. 30, 2023
Schedule of Fair Value of the Stock Options [Abstract]
Expected term in years	7 years
Risk-free interest rate	0.344%
Annual expected volatility	125.00%
Dividend yield	0.00%